INVENTORIES	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
INVENTORIES
INVENTORIES

	At December 31,
	2018	2017
	(€ thousand)
Raw materials	74,053	67,547
Semi-finished goods	84,576	87,678
Finished goods	232,435	238,540
Total inventories	391,064	393,765

Finished goods includes cars and spare parts, and certain amounts in the comparative period were reclassified in the breakdown above in order to provide a more representative presentation of the Group’s inventories.
The accrual to the provision for slow moving and obsolete inventories recognized within cost of sales during 2018 was €11,062 thousand (€10,140 thousand in 2017 and €2,120 thousand in 2016).
Changes in the provision for slow moving and obsolete inventories were as follows:

	2018	2017
	(€ thousand)
At January 1,	66,989	60,548
Provision	11,062	10,140
Use and other changes	(4,625)	(3,699)
At December 31,	73,426	66,989